Investments: Investment Income (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Investment Income

	2013	2012	2011

Gross investment income:
Debt securities	$ 275	$ 1,829	$ 2,074
Policy loans	8	165	171
Other investments	6	39	2

Total gross investment income	289	2,033	2,247
Investment expenses	(113)	(105)	(72)

Net investment income	$ 176	$ 1,928	$ 2,175